Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	54,958,912	60,106,780
Ordinary shares, shares outstanding	54,958,912	60,106,780